Class A Ordinary Shares Subject to Possible Redemption (Details) - USD ($)	3 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Redeemable Noncontrolling Interest [Line Items]
Temporary Equity, Shares Authorized	900,000		900,000
Temporary Equity, Par Value	$ 0.01		$ 0.01
Temporary Equity, Shares Outstanding	696,115	606,910	677,484
Class A ordinary shares subject to possible redemption	$ 704,197,000		$ 685,350,000
CIK0001812667 CC Neuberger Principal Holdings II
Redeemable Noncontrolling Interest [Line Items]
Accretion on Class A ordinary shares subject to possible redemption amount		$ (73,474,507)
Class A ordinary shares subject to possible redemption	$ 828,000,000	$ 828,000,000	$ 828,000,000
Class A | CIK0001812667 CC Neuberger Principal Holdings II
Redeemable Noncontrolling Interest [Line Items]
Temporary Equity, Shares Authorized	500,000,000		500,000,000
Temporary Equity, Par Value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary Equity, Shares Outstanding	82,800,000	82,800,000	82,800,000
Gross Proceeds	$ 828,000,000		$ 828,000,000
Offering costs allocated to Class A ordinary shares subject to possible redemption	(46,345,787)		(46,345,787)
Proceeds allocated to Public Warrants at issuance	(27,128,720)		(27,128,720)
Accretion on Class A ordinary shares subject to possible redemption amount	73,474,507		73,474,507
Class A ordinary shares subject to possible redemption	$ 828,000,000		$ 828,000,000
Common Stock, Voting Rights	one		one